Investment Securities - Marketable Investment Securities in a Loss Position and Sales of Marketable Investment Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments [Abstract]
Gain from sale of available-for-sale securities	$ 3,000
Proceeds from sales of available-for-sale securities	20,100	$ 21,400	$ 42,800
Fair Value
Less than 12 months	62,473	148,629
12 months or more	1,571	67,751
Total	64,044	216,380
Unrealized Losses
Less than 12 months	(1,760)	(268)
12 months or more	(2)	(53)
Total	$ (1,762)	$ (321)